SCHEDULE OF NET SALES DISAGGREGATED BY SIGNIFICANT PRODUCTS AND SERVICES (Details) - USD ($)		3 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
		Jun. 15, 2021	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Total			$ 37,162	$ 81,272	$ 152,207	$ 112,409
Predecessor [Member]
Disaggregation of Revenue [Line Items]
Total		$ 87,764
Vehicle Sales [Member]
Disaggregation of Revenue [Line Items]
Total	[1]		29,017	72,512	147,505	100,022
Vehicle Sales [Member] | Predecessor [Member]
Disaggregation of Revenue [Line Items]
Total	[1]	85,684
Others [Member]
Disaggregation of Revenue [Line Items]
Total			$ 8,145	$ 8,760	$ 4,702	$ 12,387
Others [Member] | Predecessor [Member]
Disaggregation of Revenue [Line Items]
Total		$ 2,080

[1]	Revenue from Sales of Vehicle represents sale of Electric Bikes to Authorized dealers in and around India.